Basis of Accounting - Additional Information (Detail) - EUR (€)		12 Months Ended
	Nov. 11, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 08, 2025	Feb. 21, 2025	Dec. 31, 2021
Basis of Preparation [Line Items]
Profit (loss)		€ (151,792,000)	€ (112,071,000)	€ (62,800,000)
Cash flows used in operations		51,532,000	64,100,000	136,292,000
Total borrowings		198,469,000	207,357,000
Grace period on debt repayments	18 months
Short term financing agreements limit	€ 84,200,000
Loan and borrowings outstanding		214,334,000	229,189,000
Borrowings classified as current liabilities		9,400,000
Debt from breach of financial covenants		15,000,000
Renegotiated loan amount		15,000,000
Capital increase		55,243,000	50,352,000	45,769,000
Cash and cash equivalents		20,036,000	101,158,000	€ 83,308,000			€ 113,865,000
Positive total equity balance		64,800,000	149,789,000
Capitalized development costs		66,308,000	€ 66,408,000
Capital increase [Member] | Forecast [Member]
Basis of Preparation [Line Items]
Capital increase						€ 9,900,000
Events After Reporting Period [Member]
Basis of Preparation [Line Items]
Minimum cash requirement					€ 35,000,000
Renegotiated loan amount					€ 15,000,000
Framework agreement [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding		88,200,000
Wall Box Chargers, S.L.U. [Member]
Basis of Preparation [Line Items]
Profit (loss)		151,792,000
Retained earnings accumulated deficit		569,175,000
Cash and cash equivalents		46,146,000
Positive total equity balance		€ 62,578,000